Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Comprehensive income
Profit for the period	$ 430,300	$ 80,243
Items that may be reclassified to profit or loss:
Foreign currency translation gain	131	196
Other comprehensive income	131	196
Comprehensive income	$ 430,431	$ 80,439